Derivatives and Hedging (Tables)	6 Months Ended
Jun. 30, 2022
Derivatives and Hedging
Schedule of balance sheet location and fair value of Company's derivative instruments, on a gross basis, under ASC 815

	Balance sheet	As of	As of
(in $millions)	location	June 30, 2022	December 31, 2021
Derivatives designated as hedging instruments
Interest rate swaps	Other non-current liabilities	$10	—
Derivatives not designated as hedging instruments
Earnout Shares	Earnouts and warrants derivative liabilities	$77	—
Warrants	Earnouts and warrants derivative liabilities	44	—
		$121	—

Schedule of impact of changes in fair values of derivatives on other comprehensive income (loss) and on net income (loss)

	Amount of gain recognized in				Statement of	Amount of gain recognized in
	other comprehensive loss				operations location	statements of operations
	Three months ended		Six months ended			Three months ended		Six months ended
	June 30		June 30			June 30		June 30
	2022	2021	2022	2021		2022	2021	2022	2021
Derivatives designated as hedging instruments
Interest rate swap	$4	—	$13	—	NA	—	—	—	—
Derivatives not designated as hedging instruments
Earnout Share	NA	—	NA	—	Fair value movement on earnouts and warrants derivative liabilities	$23	—	$23	—
Warrants	NA	—	NA	—	Fair value movement on earnouts and warrants derivative liabilities	13	—	13	—
						$36	—	$36	—